Property and Equipment, Net - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Abstract]
Depreciation	$ 580,322	$ 559,063	$ 185,969